Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [Abstract]
Property, plant and equipment
	As of December 31, 2017
	Furniture	Computers/IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at the end of the previous year	81	298	2,792	103	3,274
Acquisitions	4	271	1,369	169	1,813
Balance at end	85	569	4,161	272	5,087

Accumulated depreciation:
Balance at the end of the previous year	(45)	(172)	(1,858)	(79)	(2,154)
Depreciation expense	(14)	(87)	(453)	(26)	(580)
Balance at end	(59)	(259)	(2,311)	(105)	(2,734)

Carrying Amount:
December 31, 2016	36	126	934	24	1,120
December 31, 2017	26	310	1,850	167	2,353

	As of December 31, 2016
	Furniture	Computers/IT	Lab Equipment	Leasehold Improvements	Total
Acquisition Cost:
Balance at the end of the previous year	43	172	2,058	103	2,376
Acquisitions	38	126	734	-	898
Balance at end	81	298	2,792	103	3,274

Accumulated depreciation:
Balance at the end of the previous year	(36)	(138)	(1,629)	(73)	(1,876)
Depreciation expense	(9)	(34)	(229)	(6)	(278)
Balance at end	(45)	(172)	(1,858)	(79)	(2,154)

Carrying Amount:
December 31, 2015	7	34	429	30	500
December 31, 2016	36	126	934	24	1,120